Pay vs Performance Disclosure - USD ($)		11 Months Ended	12 Months Ended			22 Months Ended	36 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Dec. 29, 2023	Feb. 28, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO A (1)	Summary Compensation Table Total for PEO B (1)	Compensation Actually Paid to PEO A (2)	Compensation Actually Paid to PEO B (2)	Average Summary Compensation Table Total for Non-PEO NEO’s (3)	Average Compensation Actually Paid to Non-PEO NEO’s (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Loss (5)
2025	$442,000	$-	$442,000	$-	$206,535	$204,426	$8.73	$(10,198,684)
2024	$442,000	$481,344	$442,000	$383,394	$254,537	$168,740	$6.56	$(7,339,276)
2023	$417,500	$727,861	$417,500	$344,584	$306,485	$108,312	$26.10	$(5,033,496)

Named Executive Officers, Footnote [Text Block]

(1)	The amounts presented reflect the total compensation set forth in the Summary Compensation Table (“SCT”) for the Company’s Chief Executive Officer, William Kerby (PEO A), and our former Chief Executive Officer, Jacob Brunsberg (PEO B), who served as the Company’s PEO until December 29, 2023.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following table reflects the adjustments prescribed by SEC rules to calculate the CAP from those total amounts reflected in the SCT. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to the Company’s executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2025			2024			2023
	PEO A	PEO B	Other NEO’s	PEO A	PEO B	Other NEO’s	PEO A	PEO B	Other NEO’s
SCT Amounts	$442,000	$-	$206,535	$442,000	$481,344	$254,537	$417,500	$727,861	$306,485
Adjustments Related to Defined Benefit and Actuarial Plans:
None (6)	-	-	-	-	-	-	-	-	-
Adjustments Related to Stock Based Compensation
Values reported in Stock Awards and Options awards columns of the SCT	-	-	(13,353)	-	-	-	-	(477,861)	(130,488)
Year-End Fair Value of Awards Granted during the year that are outstanding and unvested as of the end of the covered fiscal year	-	-	-	-	-	-	-	217,862	74,907
Decrease in Fair Value of Awards granted in prior years that are outstanding and unvested at Year End	-	-	(2,182)	-	-	(74,095)	-	(391,449)	(147,035)
Fair Value on Vesting Date of Awards that are granted and vest in the same covered fiscal year	-	-	13,353	-	-	-	-	308,841	32,618
Increase (Decrease) in Fair Value of Awards granted in prior years that vest in the covered fiscal year	-	-	73	-	(97,950)	(11,702)	-	(40,669)	(28,176)
Increase (Decrease) in fair value of awards granted in prior years that failed to meet vesting conditions during the year	-	-	-	-	-	-	-	-	-
Dividends and other earnings paid on awards before the vesting date	-	-	-	-	-	-	-	-	-
CAP Amounts	$442,000	$-	$204,426	$442,000	$383,394	$168,740	$417,500	$344,584	$108,312

Non-PEO NEO Average Total Compensation Amount	[1]		$ 206,535	$ 254,537	$ 306,485
Non-PEO NEO Average Compensation Actually Paid Amount	[2]		204,426	168,740	108,312
Total Shareholder Return Amount	[3]		8.73	6.56	26.10
Net Income (Loss) Attributable to Parent	[4]		$ (10,198,684)	(7,339,276)	(5,033,496)
Additional 402(v) Disclosure [Text Block]

The Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table, including CAP, as required by Item 402(v) of Regulation S-K under the Exchange Act.

The Compensation Committee does not use TSR or net income (loss) in its compensation programs. However, the Compensation Committee does utilize several other performance measures that it considers appropriate under the circumstances, including Company market capitalization, actual performance vs. budget and quarterly forecasts, customer success and capital raising efforts, in order to align executive compensation with the Company’s business and performance objectives.

Compensation actually paid to the Company’s PEO A was unchanged in 2025 from 2024; it increased by $24,500 in 2024 as compared to 2023 due to an increase in compensation paid for personal credit card guarantees and an increase of his automobile allowance. For 2025, PEO A was paid a salary of $400,000, of which $76,667 was paid in cash and $323,333 was deferred, and earned $24,000 as compensation for personal financial guarantees on Company credit cards, the payment of which was deferred, and an automobile allowance of $18,000, the payment of which was deferred. For 2024, PEO A was paid a salary of $400,000, of which $285,000 was paid in cash and $115,000 was deferred, and earned $24,000 as compensation for personal financial guarantees on Company credit cards, the payment of which was deferred, and an automobile allowance of $18,000, the payment of which was deferred. Compensation actually paid to PEO B for 2025 was $0 due to his resignation as of December 31, 2023. Compensation actually paid to PEO B increased by $38,810 in 2024 as compared to 2023 due to a retention bonus of $204,511, and severance of $62,500, partially offset by a decrease in base salary related to his resignation on December 29, 2023 as well as a 74.9% decrease in the price of the Company’s common stock which resulted in decreases in the fair value of awards that granted in prior years that were outstanding and unvested at year end as well as a decrease in the fair value of awards granted in prior years that vested in 2024. For 2024, PEO B was paid a salary of $214,333 in cash. In addition, as noted above, PEO B received a retention bonus of $204,511 and severance of $62,500 pursuant to his Separation Agreement related to his resignation from the Company on December 29, 2023. In addition, PEO B received a stock option award to purchase up to 31,250 shares of restricted shares of the Company’s common stock. For 2023, PEO A was paid a salary of $400,000, of which 336,500 was paid in cash and $63,500 was deferred, and earned compensation of $10,000 for personal financial guarantees on Company credit cards, which was deferred, and an automobile allowance of $7,500, which was also deferred. For 2023, PEO B was paid a salary of $250,000 in cash, and was awarded stock options to purchase up to 8,707 shares of common stock as well as 18,845 SARs.

Average compensation actually paid to the Company’s non-PEO NEOs increased by $35,686 in 2025 as compared to 2024, primarily due to a decrease in the number of unvested awards outstanding at February 28, 2025, together with an increase in the fair value of awards that vested that vested during the year, partially offset by a decrease in salaries as a result of the resignation of Lyndsey North, the Company’s President, in January 2025. Average compensation actually paid to the Company’s non-PEO NEOs increased by $60,428 in 2024 as compared to 2023 primarily due to a retention bonus paid in 2024, partially offset by a 79.4% decrease in the price of the Company’s common stock, which resulted in decreases in the fair value of awards granted in prior years that were outstanding and vested and unvested at February 29, 2024, as well as a decrease in the fair value of awards granted in prior years that vested during 2024. For 2024, the Company’s two non-PEO NEO’s were paid salaries of $400,000 in cash and the aforementioned retention bonus of $109,073. For 2023, the Company’s two non-PEO NEO’s were paid salaries in cash of $351,995 and received stock options to purchase 7,117 shares of common stock and 8,326 SARs.

TSR represents a cumulative loss in value of 91.3% for the three years ended February 28, 2025, 93.4% for the two years ended February 29, 2024, and a loss in value of 73.9% for the year ended February 28, 2023. Net loss increased by $2,859,408 in 2025 as compared to 2024, and net loss increased by $2,305,780 in 2024 as compared to 2023.

William Kerby [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		$ 442,000	442,000	417,500
PEO Actually Paid Compensation Amount	[2]		442,000	442,000	417,500
Jacob Brunsberg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]			481,344	727,861
PEO Actually Paid Compensation Amount	[2]			383,394	344,584
Peo A [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			442,000	442,000	417,500
PEO Actually Paid Compensation Amount			442,000	442,000	417,500
PEO Name							William Kerby
Peo A [Member] | Adjustments Related to Defined Benefit and Actuarial Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[6]
Peo A [Member] | Values Reported in Stock Awards and Options Awards Columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Peo A [Member] | Year-End Fair Value of Awards Granted during the Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Peo A [Member] | Decrease in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Peo A [Member] | Fair Value on Vesting Date of Awards that are Granted and Vest in the Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Peo A [Member] | Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Vest in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Peo A [Member] | Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Failed to Meet Vesting Conditions during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Peo A [Member] | Dividends and Other Earnings Paid on Awards Before the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Peo B [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				481,344	727,861
PEO Actually Paid Compensation Amount				383,394	344,584
PEO Name						Jacob Brunsberg
Peo B [Member] | Adjustments Related to Defined Benefit and Actuarial Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[6]
Peo B [Member] | Values Reported in Stock Awards and Options Awards Columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount					(477,861)
Peo B [Member] | Year-End Fair Value of Awards Granted during the Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount					217,862
Peo B [Member] | Decrease in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount					(391,449)
Peo B [Member] | Fair Value on Vesting Date of Awards that are Granted and Vest in the Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount					308,841
Peo B [Member] | Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Vest in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				(97,950)	(40,669)
Peo B [Member] | Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Failed to Meet Vesting Conditions during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Peo B [Member] | Dividends and Other Earnings Paid on Awards Before the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Other NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			206,535	254,537	306,485
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 204,426		168,740	108,312
Non-PEO NEO [Member] | Adjustments Related to Defined Benefit and Actuarial Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[6]
Non-PEO NEO [Member] | Values Reported in Stock Awards and Options Awards Columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount			(13,353)		(130,488)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted during the Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount					74,907
Non-PEO NEO [Member] | Decrease in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount			(2,182)	(74,095)	(147,035)
Non-PEO NEO [Member] | Fair Value on Vesting Date of Awards that are Granted and Vest in the Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount			13,353		32,618
Non-PEO NEO [Member] | Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Vest in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount			73	(11,702)	(28,176)
Non-PEO NEO [Member] | Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Failed to Meet Vesting Conditions during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Non-PEO NEO [Member] | Dividends and Other Earnings Paid on Awards Before the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount

[1]	The amounts presented reflect the average compensation set forth in the SCT for the Company’s Non-PEO NEOs, consisting of Frank Orzechowski and Lyndsey North for the fiscal years ended February 28, 2025, February 29, 2024, and February 28, 2023.
[2]
[3]	The amounts presented reflect the value of a fixed investment of $100 on March 1st of the reporting period (i.e., March 1, 2022) based upon the closing market price of the Company’s common stock of $45.60, $11.90 $2.99, and $3.98 at February 28, 2022, February 28, 2023, February 29, 2024 and February 28, 2025, respectively, as traded on The Nasdaq Capital Market. All amounts presented herein have been retroactively adjusted to reflect the 1-for-20 reverse split of the Company’s common stock effective September 22, 2023.
[4]	The amounts presented reflect the net loss as reported in the Company’s audited financial statements for the periods presented.
[5]	The amounts presented reflect the total compensation set forth in the Summary Compensation Table (“SCT”) for the Company’s Chief Executive Officer, William Kerby (PEO A), and our former Chief Executive Officer, Jacob Brunsberg (PEO B), who served as the Company’s PEO until December 29, 2023.
[6]	The Company had no Defined Benefit or Actuarial Plans during the periods presented.